Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 10 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of September 30, 2022 and 2021:

	As of September 30,
	2022	2021
Accrued payroll and other welfare	$1,441,625	$1,595,943
Other accrued expenses	329,620	453,036
Total	$1,771,245	$2,048,979